Leases	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
LEASES

NOTE 10. LEASES

The Group as lessor

The Group acts as a lessor of dedicated security-related systems and equipment, and recorded the income from the leases as revenues in the consolidated statements of income. Equipment leasing income was HK$8,716,360, HK$6,176,271, and HK$5,690,002 for the years ended September 30, 2022, 2023, and 2024, respectively.

The leases are classified as operating leases, which have remaining terms of 1 to 35 months. The equipment leasing income is recognized on a straight-line basis over the lease term.

Assets leased under operating leases are included in property and equipment, net in the consolidated balance sheets and depreciated over its estimated useful life. It had a cost of HK$13,156,650 and HK$14,510,730 as of September 30, 2023 and 2024, respectively, and accumulated depreciation associated with these assets was HK$5,424,149 and HK$6,750,528 as of September 30, 2023 and 2024, respectively. Depreciation expense for the years ended September 30, 2022, 2023, and 2024 amounted to HK$1,917,894, HK$1,750,739, and HK$1,681,965, respectively.

There were no variable lease conditions or purchase options.

The Group as lessee

The Group leases land use rights in Hong Kong, and leases training center, offices, workshops, warehouse, and carparking spaces under operating leases with terms ranging from 1 to 4 years. For the lease of land, the Group signed an agreement on November 8, 2007 for leasing the land use rights associated with a parcel of land, on which the Group’s workshop is located. Payments were made upfront to obtain the leased land from the owner with a lease period of 55 years.

The Group considers those termination options that are reasonably certain not to be exercised in the determination of the lease term and initial measurement of ROU assets and lease liabilities. Leases with initial term of 12 months or less are short-term leases not recorded on the consolidated balance sheets. Lease expenses for short-term leases are recognized on a straight-line basis over the lease term.

The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating leases related assets and liabilities recorded on the consolidated balance sheets:

	As of September 30,
	2023	2024
	HK$	HK$
Operating lease ROU assets, net	1,113,926	5,496,985
Operating lease liabilities – current	204,156	1,935,187
Operating lease liabilities – non-current	61,229	3,004,974
	265,385	4,940,161

The weighted average remaining lease terms and discount rates for the operating leases were as follows:

	As of September 30,
	2023	2024
Weighted average remaining lease term (years)	29.47	8.28
Weighted average discount rate	3.96%	6.20%

A summary of lease expenses recognized in the Group’s consolidated statements of income and supplemental cash flow information related to operating leases is as follows:

	For the Years Ended September 30,
	2022	2023	2024
	HK$	HK$	HK$
Operating lease expenses excluding short-term lease expense	1,307,200	683,200	1,407,617
Operating cash flows used in operating leases	1,285,000	661,000	1,115,900
Short-term lease cost	681,952	1,452,824	990,697

The following is a schedule, by year, of maturities of operating lease liabilities as of September 30, 2024:

Twelve months ended September 30,	HK$
2025	2,191,000
2026	1,298,000
2027	1,176,000
2028	784,000
Total lease payments	5,449,000
Less: imputed interest	(508,839)
Present value of operating lease liabilities	4,940,161
Less: operating lease liabilities – non-current	(3,004,974)
Operating lease liabilities – current	1,935,187